Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Schedule of Share Capital Consisting Solely of Ordinary Shares

The Group’s subsidiaries as at December 31, 2025 are set out below. Unless otherwise stated, such subsidiaries have share capital consisting solely of ordinary shares that are held directly by the Company, and the proportion of ownership interests held equals the voting rights held by the Company.

	Place of business/ country of	Functional	Ownership interest held by the Company
Name	incorporation	currency	2025	2024	Principal activities
InflaRx GmbH	Jena and Munich, Germany	EUR	100%	100%	Operating subsidiary, R&D, holder of all IP
InflaRx Pharmaceuticals, Inc.	Ann Arbor, MI, United States	USD	100%	100%	Operating subsidiary, R&D, US commercialization